Average Annual Total Returns - VIPOverseasPortfolio-InvestorPRO - VIPOverseasPortfolio-InvestorPRO - VIP Overseas Portfolio	Apr. 30, 2025
VIP Overseas Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.97%
Past 5 years	5.67%
Past 10 years	6.24%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%